UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  52 Vanderbilt Avenue, 4th Floor
          New York, New York 10017

13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mario D. Cibelli
Phone:    (212) 490-0399

Signature, Place and Date of Signing:


/s/ Mario D. Cibelli              New York, New York           February 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total: $110,606
                                      (thousands)

List of Other Included Managers:

No.  Form 13F File Number          Name
---  --------------------          ----

1.   028-11767                     Cibelli Capital Management LLC

2.   028-11691                     Marathon Partners LP

                                                     FORM 13F INFORMATION TABLE
                                                               VALUE    SHRS OR   SH/ PUT/ INVSMT           OTHR  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT   PRN CALL DSCRTN           MGRS SOLE SHARED    NONE
--------------                 --------------    -----        -------   -------   --- ---- ------           ---- ---- ------    ----
1-800 CONTACTS INC             COM               681977104   19,052     1,168,128 SH       SHARED-DEFINED   1, 2      1,168,128
1-800 FLOWERS COM              CL A              68243Q106      325        52,800 SH       SHARED-DEFINED   1, 2         52,800
ACACIA RESH CORP               ACACIA TCH COM    003881307    5,621       420,135 SH       SHARED-DEFINED   1, 2        420,135
ACME COMMUNICATION INC         COM               004631107      319        63,645 SH       SHARED-DEFINED   1, 2         63,645
ATWOOD OCEANICS INC            COM               050095108      490        10,000 SH       SHARED-DEFINED   1, 2         10,000
BARNES & NOBLE INC             COM               067774109    1,211        30,500 SH       SHARED-DEFINED   1, 2         30,500
BED BATH & BEYOND INC          COM               075896100    9,633       252,835 SH       SHARED-DEFINED   1, 2        252,835
BLACKBOARD INC                 COM               091935502    2,132        70,980 SH       SHARED-DEFINED   1, 2         70,980
CARMAX INC                     COM               143130102    1,300        24,240 SH       SHARED-DEFINED   1, 2         24,240
COPART INC                     COM               217204106    1,200        40,000 SH       SHARED-DEFINED   1, 2         40,000
CRAFTMADE INT INC              COM               22413E104    3,620       202,005 SH       SHARED-DEFINED   1, 2        202,005
DOVER MOTORSPORTS INC          COM               260174107    2,735       515,088 SH       SHARED-DEFINED   1, 2        515,088
EGL INC                        COM               268484102    3,475       116,700 SH       SHARED-DEFINED   1, 2        116,700
EXPEDIA INC DEL                COM               30212P105      676        32,200 SH       SHARED-DEFINED   1, 2         32,200
FIBERSTARS INC                 COM               315662106    1,790       275,000 SH       SHARED-DEFINED   1, 2        275,000
FOOT LOCKER INC                COM               344849104    1,425        65,000 SH       SHARED-DEFINED   1, 2         65,000
FORRESTER RESH INC             COM               346563109      626        23,093 SH       SHARED-DEFINED   1, 2         23,093
GAMCO INVESTORS INC            COM               361438104      808        21,000 SH       SHARED-DEFINED   1, 2         21,000
HEARST-ARGYLE TELEVISION INC   COM               422317107    4,905       192,340 SH       SHARED-DEFINED   1, 2        192,340
HOME DEPOT INC                 COM               437076102    2,323        57,840 SH       SHARED-DEFINED   1, 2         57,840
IAC/INTERACTIVECORP            COM NEW           44919P300      379        10,193 SH       SHARED-DEFINED   1, 2         10,193
IDEARC INC                     COM               451663108      716        25,000 SH       SHARED-DEFINED   1, 2         25,000
LEGG MASON INC                 COM               524901105      951        10,000 SH       SHARED-DEFINED   1, 2         10,000
MARCHEX INC                    CL B              56624R108      335        25,000 SH       SHARED-DEFINED   1, 2         25,000
MITY ENTERPRISES INC           COM               606850105    3,328       185,940 SH       SHARED-DEFINED   1, 2        185,940
NATIONAL DENTEX CORP           COM               63563H109      735        42,000 SH       SHARED-DEFINED   1, 2         42,000
NETFLIX COM INC                COM               64110L106   14,449       558,753 SH       SHARED-DEFINED   1, 2        558,753
NUVEEN INVTS INC               CLA               67090F106    1,894        36,500 SH       SHARED-DEFINED   1, 2         36,500
PETMED EXPRESS INC             COM               716382106      601        45,000 SH       SHARED-DEFINED   1, 2         45,000
PETSMART INC                   COM               716768106   10,290       356,547 SH       SHARED-DEFINED   1, 2        356,547
SM&A                           COM               78465D105    2,191       377,675 SH       SHARED-DEFINED   1, 2        377,675
TARGET CORP                    COM               87612E106    2,661        46,643 SH       SHARED-DEFINED   1, 2         46,643
TEMPUR PEDIC INTL INC          COM               88023U101    3,576       174,780 SH       SHARED-DEFINED   1, 2        174,780
TRX INC                        COM               898452107    2,050       307,300 SH       SHARED-DEFINED   1, 2        307,300
VARSITY GROUP INC              COM               922281100    1,171       661,530 SH       SHARED-DEFINED   1, 2        661,530
EXPEDIA INC DEL                *W EXP 02/04/200  30212P121      235        24,212 SH       SHARED-DEFINED   1, 2         24,212
EXPEDIA INC DEL                *W EXP 02/04/200  30212P113       21        10,747 SH       SHARED-DEFINED   1, 2         10,747
YANKEE CANDLE INC              COM               984757104    1,283        37,416 SH       SHARED-DEFINED   1, 2         37,416
ZIPREALTY INC                  COM               98974V107       75        10,000 SH       SHARED-DEFINED   1, 2         10,000

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